UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

✔          Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
              January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported): January 24, 2020

Commission File Number of securitizer: Not Applicable

Central Index Key Number of securitizer: 0001658274

Mill City Depositor, LLC

David Pelka

Telephone 952-444-4811

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [✔]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Annual Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Mill City Depositor, LLC has indicated by check mark that there is no activity to report for the annual period ending on December 31, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MILL CITY DEPOSITOR, LLC
(Securitizer)

By:	Mill City Holdings, LLC, its manager

By:	/s/ David Pelka
Name: David Pelka
Title: President

Date: January 24, 2020